Schedule II - Condensed Financial Information of Registrant - Additional Information (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantee of debt
Condensed Cash Flow Statements Captions [Line Items]
Guarantee obligation	$ 10,000,000	$ 10,000,000
Interest rate	4.00%	4.00%
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Dividends received from subsidiaries during period		$ 0	$ 0	$ 0
Non-cash dividend received from subsidiary			$ 6,000,000
Parent Company | Sycamore
Condensed Cash Flow Statements Captions [Line Items]
Dividends received from subsidiaries during period	$ 10,800,000